Shareholder Report, Holdings (Details) - TradersAI Large Cap Equity & Cash ETF	Aug. 31, 2025
E-mini S&P 500 Index Put Option, Expiration: September 2025; Exercise Price: $6,490.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
E-mini S&P 500 Index Call Option, Expiration: September 2025; Exercise Price: $6,480.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
E-mini S&P 500 Index Put Option, Expiration: September 2025; Exercise Price: $6,485.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
E-mini S&P 500 Index Call Option, Expiration: September 2025; Exercise Price: $6,490.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
E-mini S&P 500 Index Future; December 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
E-mini S&P 500 Index Future; September 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%